Non-current assets of disposal groups classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of assets held for sale

Non-current assets of disposal groups classified as held for sale	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Lands	2,357,031	21,199,533
Constructions	591,128	236,886
Machinery	4,123	13,979
Vines in formation (plantations)	-	157,074
Total	2,952,282	21,607,472